Transition to IFRS 9 - Summary of Pre-transition IAS 39 and Corresponding IFRS 9 classification and measurement categories, and reconciles Carrying Amounts for Loans, Securities and Other Financial Assets (Parenthetical) (Detail)
$ in Millions
Nov. 01, 2017 CAD ($)
Reclassification [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Pre tax impact on retained earnings	$ 105
Remeasurement [member]
Disclosure of financial assets to which overlay approach is applied [line items]
Pre tax impact on retained earnings	$ 70